Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments

Future minimum lease payments under these leases in excess of one year as of December 31, 2016 are as follows (in thousands):

For the year ended December 31,
2017	$1,533
2018	1,177
2019	1,054
2020	1,091
2021	649
Thereafter	157

Total	$5,661